Significant events in the three-month period ended June 30, 2023 (Details Narrative) - USD ($) $ in Millions	1 Months Ended		3 Months Ended
	Jul. 31, 2023	May 31, 2023	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Uncovered bank debt claims percentage		50.00%
Equity interest	13.00%
Consideration value	$ 3,400
Diluting Vale percentage	87.00%
Cashflow [Member]
IfrsStatementLineItems [Line Items]
Notes offering			$ 1,500
Notes offering percentage			6.125%
Bond tender offers			$ 500
Income Statement [Member]
IfrsStatementLineItems [Line Items]
Notes offering
Bond tender offers			$ 22